Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,000,000.00
Total Fee Amount	3,314.40
Total Offset Amount	0.00
Net Fee	$ 3,314.40
Offering Table N/A
Offset Table N/A	N/A